Dear Current and Future Shareholders,

The stock markets continued their downward slide, setting 2000 and the first half of 2001 as the third worst stock market in U.S. history. While the market has destroyed trillions of dollars in wealth, there are many positives to be taken from our current situation. The Federal Reserve has been aggressively cutting interest rates for almost a year, a tax cut bill has been passed, money market accounts are near all time highs and corporate earnings, while terrible, show signs of bottoming.

Equity markets swing between fear and greed. We at Trainer Wortham, based on over 100 years of historical data, are confident that greed will return, corporations will begin to spend again and the stock market will recover.

Our efforts have been spent positioning the Fund behind companies that historically have outperformed in an economic recovery. Cyclical industries such as retail, semiconductors and media are all beginning their upward cycle and are overweighted in the First Mutual Fund. We emphasize value-creating companies with great management and competitive advantages.

We at Trainer Wortham saw the second worst market in U.S. history in 1973-74. While every growth investor lost money, those that held on recouped in 1975-76 and got their 15% average return for the five year period.

We thank you for your continued support and look forward to a more positive market.

Sincerely,

/S/ SIGNATURE OF DAVID P. COMO
David P. Como
President
Trainer Wortham Funds



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH THE FIRST REPUBLIC BANK AND IS NOT A BANK. TRAINER WORTHAM & CO., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM FIRST MUTUAL FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, ITS AFFILIATES, ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2001
================================================================================
                                                                       MARKET
  SHARES                                                               VALUE
-----------                                                         -----------


              COMMON STOCK - 98.17%
              APPLICATIONS SOFTWARE - 5.49%
    35,000    Microsoft Corp.* .................................... $ 2,555,000
                                                                    -----------
              CONSUMER ELECTRONICS/APPLIANCES - 4.09%
    30,000    Best Buy Co., Inc.* .................................   1,905,600
                                                                    -----------
              DIVERSIFIED OPERATIONS - 6.31%
    60,225    General Electric Co. ................................   2,935,969
                                                                    -----------
              FINANCIAL - 16.23%
    50,349    Citigroup, Inc. .....................................   2,660,441
    40,000    Morgan Stanley Dean Witter & Co. ....................   2,569,200
    50,000    Wells Fargo & Co. ...................................   2,321,500
                                                                    -----------
                                                                      7,551,141
                                                                    -----------
              MEDIA / BROADCASTING - 23.61%
   110,000    American Tower Corp., Class A .......................   2,273,700
    40,000    AOL Time Warner, Inc.* ..............................   2,120,000
    27,550    Clear Channel Communications, Inc.* .................   1,727,385
    50,000    Comcast Corp., Special Class A* .....................   2,170,000
    52,096    Viacom, Inc., Class B* ..............................   2,695,968
                                                                    -----------
                                                                     10,987,053
                                                                    -----------
              MEDICAL - PHARMACEUTICAL - 19.50%
    48,900    Amgen, Inc.* ........................................   2,967,252
    65,000    Applera Corp. - Applied Biosystems Group ............   1,738,750
    49,000    Johnson & Johnson ...................................   2,450,000
    30,000    Merck & Co., Inc. ...................................   1,917,300
                                                                    -----------
                                                                      9,073,302
                                                                    -----------
              OIL & GAS PRODUCTS - 4.06%
    35,000    Anadarko Petroleum Corp. ............................   1,891,050
                                                                    -----------
              OIL & OIL SERVICES - 3.04%
    30,000    Ultramar Diamond Shamrock Corp. .....................   1,417,500
                                                                    -----------
              SEMICONDUCTORS - 7.80%
    45,000    Applied Materials, Inc.* ............................   2,209,500
    25,000    Novellus Systems, Inc.* .............................   1,419,750
                                                                    -----------
                                                                      3,629,250
                                                                    -----------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
================================================================================
                                                                      MARKET
  SHARES                                                              VALUE
-----------                                                        ------------

              TELECOMMUNICATIONS - 8.04%
    70,150    Qwest Communications International, Inc. ..........   $ 2,235,680
    35,000    Western Wireless Corp., Class A* ..................     1,505,000
                                                                   ------------
                                                                      3,740,680
                                                                   ------------
                  TOTAL COMMON STOCK (COST $40,260,918) .........    45,686,545
                                                                   ------------


              SHORT TERM INVESTMENTS - 1.76%
   817,161    PNC Bank, Money Market, 3.44%
              (Cost $817,161) ...................................       817,161
                                                                   ------------
                  TOTAL INVESTMENTS (COST $41,078,079**) - 99.93%    46,503,706
                  OTHER ASSETS LESS OTHER LIABILITIES - 0.07% ...        33,055
                                                                   ------------
                  NET ASSETS - 100.00% ..........................  $ 46,536,761
                                                                   ============

 * Non-income producing security.

** Cost for Federal income tax purposes is $41,245,702 and net unrealized appreciation consists of:

              Gross unrealized appreciation .....................  $ 10,257,725
              Gross unrealized depreciation .....................    (4,999,721)
                                                                   ------------
                  Net unrealized appreciation ...................  $  5,258,004
                                                                   ============



THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
================================================================================
                                                                        FIRST
                                                                     MUTUAL FUND
                                                                    ------------

ASSETS
   Investments in securities at market value (identified cost
     $41,078,079) (Note 1) .....................................     $46,503,706
   Receivables:
     Dividends and interest ....................................          15,147
     Investment securities sold ................................         527,697
   Other assets ................................................             303
                                                                     -----------
     TOTAL ASSETS ..............................................      47,046,853
                                                                     -----------
LIABILITIES
   Payables:
     Beneficial interest redeemed ..............................           3,000
     Investment securities purchased ...........................         415,050
     Advisory fee ..............................................          29,261
     Distribution fee ..........................................           9,754
   Accrued expenses ............................................          53,027
                                                                     -----------
     TOTAL LIABILITIES .........................................         510,092
                                                                     -----------
   NET ASSETS
     (applicable to outstanding shares of 4,039,076;
       unlimited shares of $0.001 par value authorized) ........     $46,536,761
                                                                     ===========
     Net asset value, offering and redemption price per share ..          $11.52
                                                                     ===========
   SOURCE OF NET ASSETS
     Paid-in capital ...........................................     $40,343,282
     Accumulated net realized gain on investments ..............         767,852
     Net unrealized appreciation of investments ................       5,425,627
                                                                     -----------
       NET ASSETS ..............................................     $46,536,761
                                                                     ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2001
================================================================================
                                                                        FIRST
                                                                     MUTUAL FUND
                                                                     -----------

   INVESTMENT INCOME
     Dividends ................................................    $    224,349
     Interest .................................................          96,226
                                                                   ------------
       TOTAL INCOME ...........................................         320,575
                                                                   ------------
   EXPENSES
     Advisory fees (Note 3) ...................................         443,156
     Distribution expense (Note 3) ............................         147,719
     Administrator expense ....................................          76,593
     Transfer agent fees ......................................          56,968
     Trustees' fees and expenses ..............................          48,951
     Bookkeeping and pricing ..................................          44,076
     Legal expense ............................................          23,254
     Independent accountants ..................................          14,000
     Registration expense .....................................          12,246
     Custodian fees ...........................................          11,692
     Insurance expense ........................................           9,755
     Reports to shareholders ..................................           9,500
     Other ....................................................           1,689
                                                                   ------------
     TOTAL EXPENSES ...........................................         899,599
                                                                   ------------
     NET INVESTMENT LOSS ......................................        (579,024)
                                                                   ------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain from security transactions .............         767,931
     Net change in unrealized appreciation
       (depreciation) of investments ..........................     (23,193,294)
                                                                   ------------
     Net realized and unrealized loss on investments ..........     (22,425,363)
                                                                   ------------
     Net decrease in net assets resulting from operations .....    $(23,004,387)
                                                                   ============


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         FIRST MUTUAL FUND
                                                                ---------------------------------
                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                       JUNE 30,          JUNE 30,
                                                                         2001              2000
                                                                     -----------       -----------

OPERATIONS
   Net investment loss ..........................................    $  (579,024)      $  (778,156)
   Net realized gain on investments .............................        767,931         8,404,175
   Net change in unrealized appreciation (depreciation) of
     investments ................................................    (23,193,294)        7,064,986
                                                                     -----------       -----------
   Net increase (decrease) in net assets resulting from
     operations .................................................    (23,004,387)       14,691,005
                                                                     -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from realized gains on investments .............     (8,404,254)       (2,836,630)
                                                                     -----------       -----------
     Total distributions ........................................     (8,404,254)       (2,836,630)
                                                                     -----------       -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .....................................     26,117,963        28,367,244
   Receipt from shares issued on reinvestment of
     distributions ..............................................      8,037,919         2,711,333
   Shares redeemed ..............................................    (27,506,985)      (26,404,968)
                                                                     -----------       -----------
   Net increase in net assets resulting from beneficial interest
     transactions (a) ...........................................      6,648,897         4,673,609
                                                                     -----------       -----------
     Total increase (decrease) in net assets ....................    (24,759,744)       16,527,984
NET ASSETS
   Beginning of year ............................................     71,296,505        54,768,521
                                                                     -----------       -----------
   End of year ..................................................    $46,536,761       $71,296,505
                                                                     ===========       ===========

   (a) Transactions in shares of beneficial interest were:
       Shares sold ..............................................      1,531,681         1,502,612
       Shares issued on reinvestment of distributions ...........        642,520           139,289
       Shares redeemed ..........................................     (1,690,633)       (1,397,103)
                                                                     -----------       -----------
       Net increase .............................................        483,568           244,798
       Beginning balance ........................................      3,555,508         3,310,710
                                                                     -----------       -----------
       Ending balance ...........................................      4,039,076         3,555,508
                                                                     ===========       ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                       FIRST MUTUAL FUND
                                                     --------------------------------------------------------
                                                                      YEARS ENDED JUNE 30,
                                                     --------------------------------------------------------
                                                      2001        2000        1999         1998         1997
                                                     ------      ------      ------       ------       ------
NET ASSET VALUE,
  BEGINNING OF YEAR ..........................       $20.05      $16.54      $12.47       $12.35       $13.81
                                                    -------     -------     -------      -------      -------
  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment loss ........................        (0.14)      (0.22)      (0.14)       (0.07)       (0.11)
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        (6.04)       4.58        5.35         2.72         0.95
                                                    -------     -------     -------      -------      -------
    Total from investment operations .........        (6.18)       4.36        5.21         2.65         0.84
                                                    -------     -------     -------      -------      -------
  LESS DISTRIBUTIONS
  Distributions from capital gains ...........        (2.35)      (0.85)      (1.14)       (2.53)       (2.30)
                                                    -------     -------     -------      -------      -------
    Total distributions ......................        (2.35)      (0.85)      (1.14)       (2.53)       (2.30)
                                                    -------     -------     -------      -------      -------
NET ASSET VALUE,
  END OF YEAR ................................       $11.52      $20.05      $16.54       $12.47       $12.35
                                                    =======     =======     =======      =======      =======
TOTAL RETURN .................................      (31.76%)     26.50%      43.53%       25.40%        7.67%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's) .........      $46,537     $71,297     $54,769      $39,211      $33,649
  Ratio of expenses to average net
    assets ...................................        1.52%       1.59%       1.64%        1.66%        1.87%
  Ratio of net investment loss to average
    net assets ...............................       (0.98%)     (1.23%)     (1.02%)      (0.56%)      (0.96%)
  Portfolio turnover rate ....................          51%         36%         56%          81%         109%


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Annual Report relates solely to the Trainer Wortham First Mutual Fund (the "Fund").

The Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the bid price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2001
================================================================================
capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, for the year ended June 30, 2001 are as follows:

                                           PURCHASES         SALES
                                          -----------     -----------
First Mutual Fund ....................    $29,347,769     $31,248,510

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to three separate investment advisory agreements (each an "Agreement"). Under the terms of the Agreement with respect to the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of the Fund. During the year ended June 30, 2001, the Trust paid the Advisor $443,156 in Advisory fees on behalf of the Fund.

The Trust has adopted a Distribution Plan (the "Plan"), with respect to the Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse PFPC Distributors, Inc. (the "Distributor"), the Trust's sole underwriter and distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of the Fund. Provident Distributors, Inc. served as the sole underwriter and distributor  of the Trust  from July 1, 2000 to  December  31,  2001.  Effective
January 1, 2001, PFPC Distributors, Inc. served as sole underwriter and distributor of the Trust.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Trainer Wortham First Mutual Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trainer Wortham First Mutual Fund series of Trainer Wortham Funds as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.



                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 1, 2001

ILLUSTRATION OF $10,000 INVESTMENT
================================================================================

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham First Mutual Fund with the performance of the Standard & Poor's 500 Index. The values are as of June 30, for each of the last ten years. The values and returns for the Trainer Wortham First Mutual Fund include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           First Mutual Fund        S&P 500 Index

1990           $10,000                 $10,000

1991            10,435                  10,367

1992            10,540                  11,400

1993            11,823                  12,584

1994            12,285                  12,409

1995            15,362                  15,281

1996            22,907                  18,732

1997            24,664                  24,723

1998            30,929                  31,670

1999            44,393                  38,342

2000            56,157                  40,629

2001            33,280                  40,825

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01

1 YEAR   (31.76%)

5 YEAR    10.84%

10 YEAR   12.78%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                      AUDITORS
David P. Como                                 Briggs, Bunting & Dougherty, LLP
PRESIDENT                                     Two Penn Center Plaza
                                              1500 JFK Boulevard
John D. Knox                                  Philadelphia, PA 19102
VICE PRESIDENT

Robert J. Vile                                CUSTODIAN
VICE PRESIDENT                                PFPC Trust Company, Inc.
                                              8800 Tinicum Blvd.
James G. Shaw                                 Philadelphia, PA 19153
TREASURER

Mary Jane Maloney                             FUND ADMINISTRATION
SECRETARY                                     PFPC Inc.
                                              3200 Horizon Drive
INVESTMENT ADVISOR                            King of Prussia, PA 19406
Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY 10022

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406 -- DFU 8/01

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

FOR MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES, YOU MAY REQUEST A PROSPECTUS BY CALLING:


               866.TWFUNDS
               866.893.8637

          ---------------------
          TRAINER WORTHAM FUNDS
          ---------------------

845 Third Avenue, New York, New York 10022
866.TWFUNDS [BULLET] www.trainerwortham.com


                                                         ---------------------
                                                         TRAINER WORTHAM FUNDS
                                                         ---------------------

                                                              ANNUAL REPORT
                                                              JUNE 30, 2001



                                                            FIRST MUTUAL FUND